UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22794

Endurance Series Trust

(Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of principal executive offices)

       (Zip code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and address of agent for service)

Registrant's telephone number, including area code: 813-282-7870

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Gator Focus Fund Institutional Class

GAMESTOP CORP

Ticker Symbol:GME	Cusip Number:36467W109
Record Date: 5/2/2013	Meeting Date: 6/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	Election of Director: Jerome L. Davis	For	Issuer	For	With
1.2	Election of Director: R. Richard Fontaine	For	Issuer	For	With
1.3	Election of Director: Steven R. Koonin	For	Issuer	For	With
1.4	Election of Director: Stephanie M. Shern	For	Issuer	For	With
2	To vote for and approve, on a non-binding, advisory basis, the compensation of the named Executive Officers of the Company.	For	Issuer	For	With
3	Approve the amendment to Gamestop Corp.'s second amended and restated certificate of incorporation to declassify the board of directors.	For	Issuer	For	With
4	Approve the Gamestop Corp amended and restated 2011 incentive plan.	For	Issuer	For	With

* Management Recommended Vote
Gator Focus Fund Investor Class

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Endurance Series Trust

By /s/Andres Sandate

* Andres Sandate

Secretary

Date: August 15, 2013

*Print the name and title of each signing officer under his or her signature.